Filed pursuant to Rule 497(e)
Registration Nos. 333-179562; 811-22668

Supplement Dated
April 28, 2022

to the

AlphaClone Alternative Alpha ETF (ALFA)

Statement of Additional Information
dated July 31, 2021

a series of ETF Series Solutions
(the “Fund”)

Effective May 2, 2022, the standard fixed creation transaction fee and the standard fixed redemption transaction fee for the Fund, regardless of the number of Creation Units created or redeemed in the transaction, is $300.

Please retain this Supplement with your Statement of Additional Information for future reference.